Share-based payments - Movements in options and award plans (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020 shares £ / shares	Dec. 31, 2019 shares £ / shares
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	0	0
Outstanding at beginning of year/acquisition date, Weighted average	£ 1.6
Outstanding at end of year, Weighted average exercise price	£ 1.24	£ 1.6
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	30,833,000	32,376,000
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options exercisable in share-based payment arrangement | shares	11,677,049
Outstanding at beginning of year/acquisition date, Weighted average	£ 1.29	£ 1.41
Granted in the year, weighted average exercise price	0.84	1.19
Exercised/released in the year, weighted average exercise price	1.22	1.21
Less: forfeited in the year, weighted average exercise price	1.24	1.51
Less: expired in the year, weighted average exercise price	1.35	2.08
Outstanding at end of year, Weighted average exercise price	£ 0.96	£ 1.29